LEGAL PROCEEDINGS	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Commitments and Contingencies Disclosure [Abstract]
LEGAL PROCEEDINGS
NOTE 12 LEGAL PROCEEDINGS

On April 5, 2016 and May 31, 2016, Great Basin Scientific, Inc., received notices from the Utah Labor Commission, Occupational Safety and Health Division (ULC) and/or the Occupational Safety and Health Administration (OSHA) that former employee Christina Steele filed a claim alleging retaliation in violation of the Utah Occupational Safety and Health Act as well as the Corporate and Criminal Fraud Accountability Act of 2002, the Sarbanes-Oxley Act and the Occupational Safety and Health Act, among other claims relating to her employment.  Ms. Steele alleges that the Company retaliated against her by terminating her employment after she allegedly acted as a whistleblower by allegedly raising concerns with management.  Ms. Steele seeks lost wages, future wages, consequential losses, emotional distress damages, interest, fees and costs.  The OSHA charge remains under investigation.

On June 15, 2016, Ms. Steele also filed a complaint against the Company in the United States District Court for the District of Utah alleging retaliation in violation of the False Claims Act based on similar alleged facts. Ms. Steele seeks back pay, special damages, consequential damages, compensatory damages, interest, fees and costs. On August 15, 2016, Great Basin Scientific, Inc. filed a motion to dismiss Ms. Steele’s claims. On November 21, 2016, the United States District Court for the District of Utah granted the Company's motion to dismiss and dismissed Ms. Steele's claims with prejudice. Judgement was entered in favor of Great Basin Scientific, Inc. on November 28, 2016. Ms. Steele has appealed the court’s order to the United States Court of Appeals for the 10th Circuit. The court has not yet set a briefing schedule but it is unlikely that the 10th Circuit will issue a decision in this case until at least the fall of 2017.

The Company asserts that the claims are without merit and that the employee resigned and was not terminated.

We are not currently a party to any other material pending legal proceeding or regulatory or government investigations. We may become involved in litigation from time to time relating to claims arising in the ordinary course of our business. We do not believe that the ultimate resolution of the investigation by the ULC or OSHA, the claim filed in the United States District Court or other claims in the ordinary course of business would have a material effect on our business, results of operations, financial condition or cash flows. However, the results of these matters cannot be predicted with certainty, and an unfavorable resolution of one or more of these matters could have a material effect on our business, results of operations, financial condition and cash flows.

NOTE 16    LEGAL PROCEEDINGS

On April 5, 2016 and May 31, 2016, Great Basin Scientific, Inc., received notices from the Utah Labor Commission, Occupational Safety and Health Division (ULC) and/or the Occupational Safety and Health Administration (OSHA) that former employee Christina Steele filed a claim alleging retaliation in violation of the Utah Occupational Safety and Health Act as well as the Corporate and Criminal Fraud Accountability Act of 2002, the Sarbanes-Oxley Act and the Occupational Safety and Health Act, among other claims relating to her employment. Ms. Steele alleges that Great Basin retaliated against her by terminating her employment after she allegedly acted as a whistleblower by allegedly raising concerns with management. Ms. Steele seeks lost wages, future wages, consequential losses, emotional distress damages, interest, fees and costs. The OSHA charge remains under investigation.

On June 15, 2016, Ms. Steele also filed a complaint against Great Basin Scientific, Inc. in the United States District Court for the District of Utah alleging retaliation in violation of the False Claims Act based on similar alleged facts. Ms. Steele seeks back pay, special damages, consequential damages, compensatory damages, interest, fees and costs. On August 15, 2016, Great Basin Scientific, Inc. filed a motion to dismiss Ms. Steele’s claims. On November 21, 2016, the United States District Court for the District of Utah granted the Company's motion to dismiss and dismissed Ms. Steele's claims with prejudice. Judgement was entered in favor of Great Basin Scientific, Inc. on November 28, 2016. Ms. Steele has appealed the court’s order to the United States Court of Appeals for the 10th Circuit. The court has not yet set a briefing schedule but it is unlikely that the 10th Circuit will issue a decision in this case until at least the fall of 2017.

The Company asserts that the claims are without merit and that the employee resigned and was not terminated.

We are not currently a party to any other material pending legal proceeding or regulatory or government investigations. We may become involved in litigation from time to time relating to claims arising in the ordinary course of our business.